ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares					Fair Value
	OPEN END FUNDS — 3.2%
	FIXED INCOME - 3.2%
286,672	Fidelity Advisor Floating Rate High Income Fund				$ 2,580,044
422,170	Vanguard High-Yield Corporate Fund, Admiral Class				2,292,381
					4,872,425

	TOTAL OPEN END FUNDS (Cost $5,171,518)				4,872,425

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 12.6%
	CLO — 11.8%
1,500,000	Allegro CLO XV Ltd. Series 1A D1AR(a),(b)	1*TSFR3M + 3.000%	6.7290	04/20/38	1,468,457
1,000,000	Battalion Clo XVI Ltd. Series 16A CR2(a),(b)	1*TSFR3M + 2.000%	5.7290	01/20/38	1,001,225
2,000,000	BlueMountain Fuji US Clo II Ltd. Series 2A C(a),(b)	1*TSFR3M + 3.262%	6.9910	10/20/30	2,012,202
1,000,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	1*TSFR3M + 3.112%	6.8650	04/15/31	1,007,065
1,000,000	ICG US Clo 2021-3 Ltd. Series 3A CR(a),(b)	1*TSFR3M + 2.100%	5.8290	10/20/34	1,000,775
500,000	Madison Park Funding XLV Ltd. Series 45A CRR(a),(b)	1*TSFR3M + 1.900%	5.6530	07/15/34	500,198
1,078,766	Man GLG US CLO Series 2018-1A BR(a),(b)	1*TSFR3M + 2.232%	5.9610	04/22/30	1,081,130
1,000,000	Oaktree CLO 2020-1 Ltd. Series 1A CRR(a),(b)	1*TSFR3M + 1.750%	5.5030	01/15/38	1,001,154
1,000,000	Octagon Investment Partners 32 Ltd. Series 1A A2R3(a),(b)	1*TSFR3M + 1.600%	5.3530	10/31/37	1,002,603
1,500,000	Rockford Tower CLO 2017-1 Ltd. Series 2017-1A DR2B(a),(b)	1*TSFR3M + 5.242%	8.9710	04/20/34	1,482,920
2,000,000	Sound Point CLO II Ltd. Series 2013-1A A3R(a),(b)	1*TSFR3M + 2.112%	5.9220	01/26/31	2,001,730
1,000,000	TCW CLO 2017-1 Ltd. Series 1A AJR4(a),(b)	1*TSFR3M + 1.500%	5.2750	03/24/38	1,000,381
1,250,000	Trimaran Cavu 2019-1 Ltd. Series 1A CR(a),(b)	1*TSFR3M + 1.950%	5.6790	01/20/37	1,252,374
2,000,000	Wind River 2021-3 CLO Ltd. Series 3A D1AR(a),(b)	1*TSFR3M + 3.000%	6.7290	04/20/38	2,001,130
					17,813,344
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
116,018	Alternative Loan Trust Series 2004-35T2 A4(c)		6.0000	02/25/35	21,581
2,598	Banc of America Mortgage Trust Series 2004-A 2A4(b)		5.2660	02/25/34	2,571
5,149,406	BCAP, LLC Trust Series 2007-AA2 21IO(b),(c)		0.4210	04/25/37	87,924
4,570	Bear Stearns ARM Trust Series 2003-4 3A1(b)		5.7520	07/25/33	4,374
1,376	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A2(d)		5.5000	10/25/33	1,415
381	Chase Mortgage Finance Trust Series Series 2007-A1 7A1(b)		6.2810	02/25/37	382
16,254	CHL Mortgage Pass-Through Trust Series 2004-7 3A1(b)		4.8880	05/25/34	15,665

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 12.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2% (Continued)
4,705	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-1 A2(a)		6.0000	09/25/33	$ 1,757
2,485	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4 7AR2(b)	1*TSFR1M + 0.564%	4.2890	06/25/34	2,372
5,643	GSR Mortgage Loan Trust Series 2004-2F 7A2(b),(c)	-1*TSFR1M + 7.536%	3.8110	01/25/34	100
4,697	GSR Mortgage Loan Trust Series 2004-6F 2A6		5.5000	05/25/34	4,617
10,749	Impac CMB Trust Series 2004-6 M1(b)	1*TSFR1M + 0.939%	4.6640	10/25/34	10,580
11,161	JP Morgan Mortgage Trust Series 2005-A1 3A5(b)		5.1090	02/25/35	10,624
8,659	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	8,667
354,072	MASTR Alternative Loan Trust Series 2007-HF1 4AX(c)		7.0000	10/25/47	64,861
2,399	Morgan Stanley Mortgage Loan Trust Series 2004-7AR 2A6(b)		5.2150	09/25/34	2,375
3,086	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 4A(b)		5.6480	11/25/34	3,042
51,465	Wilshire Funding Corporation Series 1997-WFC1 M3(b)		7.2500	08/25/27	50,847
					293,754
	HOME EQUITY — 0.3%
16,194	Aames Mortgage Trust Mortgage Pass Through Certs Series 2001-1 M2(d)		8.0880	06/25/31	15,950
2,562	AFC Trust Series 2000-1 1A(b)	1*TSFR1M + 0.844%	4.5690	03/25/30	2,557
37	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11 AF6(d)		5.5700	12/25/33	145
115,005	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(b)	1*TSFR1M + 6.114%	9.8390	10/25/34	119,829
15,591	Bear Stearns Asset Backed Securities Trust Series 2003-ABF1 A(b)	1*TSFR1M + 0.854%	4.5790	01/25/34	15,502
17,396	CDC Mortgage Capital Trust Series 2004-HE1 M2(b)	1*TSFR1M + 1.914%	5.6390	06/25/34	17,414
86,186	CDC Mortgage Capital Trust Series 2004-HE3 M2(b)	1*TSFR1M + 1.914%	5.6390	11/25/34	86,309
15,280	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-HE8 A1(d)		6.9900	02/25/31	15,203
3,845	Meritage Mortgage Loan Trust Series 2003-1 M2(b)	1*TSFR1M + 2.439%	6.1640	11/25/33	3,966
28,884	Meritage Mortgage Loan Trust Series 2003-1 M3(b)	1*TSFR1M + 2.814%	6.5390	11/25/33	29,610
17,020	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2(b)	1*TSFR1M + 2.289%	6.0140	07/25/34	15,289
4,437	New Century Home Equity Loan Trust Series 2003-A M1(a),(b)	1*TSFR1M + 1.239%	3.0940	10/25/33	6,287
1,843	NovaStar Mortgage Funding Trust Series 2004-1 M5(b)	1*TSFR1M + 1.689%	5.4140	06/25/34	1,731
7,045	Option One Mortgage Loan Trust Series 2003-5 A2(b)	1*TSFR1M + 0.754%	4.4790	08/25/33	7,360
41,838	RASC Series Trust Series 2003-KS4 MI1(d)		4.6100	06/25/33	41,512
11,440	Saxon Asset Securities Trust Series 2003-3 M2(b)	1*TSFR1M + 2.514%	3.5160	12/25/33	10,312
47,506	Terwin Mortgage Trust Series TMTS Series 2003-2HE M2(b)	1*TSFR1M + 3.340%	7.0640	07/25/34	61,789
					450,765

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 12.6% (Continued)
	RESIDENTIAL MORTGAGE — 0.3%
77,918	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(b)	1*TSFR1M + 2.889%	2.8710	03/25/34	$ 108,696

30,435	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(b)	1*TSFR1M + 1.839%	4.2890	07/25/35	26,202
31,524	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A4(b)	1*TSFR1M + 1.014%	4.7390	11/25/34	30,962
21,837	CWABS, Inc. Asset-Backed Certificates Trust Series 2A3 2A3(b)	1*TSFR1M + 1.314%	5.0390	11/25/34	21,747

5,603	Equity One Mortgage Pass-Through Trust Series 2002-5 M1(d)		5.8030	11/25/32	6,430
6,746	First Franklin Mortgage Loan Trust Series 2002-FF1 1A2(b)	1*TSFR1M + 1.239%	4.8860	04/25/32	7,448
14,313	Long Beach Mortgage Loan Trust Series 2003-2 M2(b)	1*TSFR1M + 2.964%	6.6890	06/25/33	16,562
6,337	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC7 M4(b)	1*TSFR1M + 1.839%	5.5640	07/25/34	9,437
109,279	Structured Asset Securities Corporation Series 2005-WF1 M7(b)	1*TSFR1M + 2.019%	5.7440	02/25/35	110,240
143,305	Structured Asset Securities Corporation Series 2005-WF1 M8(b)	1*TSFR1M + 2.169%	5.8940	02/25/35	143,822
					481,546

	TOTAL ASSET BACKED SECURITIES (Cost $18,805,185)				19,039,409

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
86,070	Fannie Mae Interest Strip(c)		5.5000	08/25/35	11,924
182,200	Fannie Mae Interest Strip Series 384 2(c)		4.5000	07/25/37	19,134
284,878	Fannie Mae Interest Strip Series 385 3(c)		5.0000	01/25/38	41,589
681,818	Fannie Mae Interest Strip Series 407 40(c)		6.0000	01/25/38	126,545
176,221	Fannie Mae Interest Strip Series 418 141(b),(c)		5.5000	05/25/39	25,242
172,924	Fannie Mae Interest Strip Series 418 147(b),(c)		6.0000	05/25/39	26,042
86,381	Fannie Mae Interest Strip Series 409 80(b),(c)		4.5000	11/25/39	15,067
350,309	Fannie Mae Interest Strip Series 408 9(b),(c)		4.5000	10/25/40	61,390
238,184	Fannie Mae Interest Strip Series 409 83(b),(c)		4.5000	11/25/40	37,420
891,899	Fannie Mae Interest Strip Series 406 15(c)		5.0000	12/25/40	181,436
155,802	Fannie Mae Interest Strip Series 409 C13(c)		3.5000	11/25/41	22,871
107,925	Fannie Mae Interest Strip Series 409 64(b),(c)		4.0000	11/25/41	16,572
140,064	Fannie Mae Interest Strip Series 413 126(b),(c)		4.0000	07/25/42	21,624

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3% (Continued)
134,720	Fannie Mae Interest Strip Series 413 177(b),(c)		4.5000	07/25/42	$ 23,318
270,339	Fannie Mae Interest Strip Series 413 155(b),(c)		4.5000	07/25/42	46,232
654,743	Fannie Mae Interest Strip Series 417 C24(c)		3.5000	12/25/42	83,499
304,096	Fannie Mae Interest Strip Series 419 C3(c)		3.0000	11/25/43	39,313
403,786	Fannie Mae Interest Strip Series 426 292(b),(c)		3.5000	08/25/51	63,646
216,751	Fannie Mae REMICS Series 2004-70 XJ(b),(c)		5.0000	10/25/34	26,153
363,771	Fannie Mae REMICS Series 2006-109 SG(b),(c)	-1*SOFR30A + 6.516%	2.8990	11/25/36	29,338
159,063	Fannie Mae REMICS Series 2007-39 AI(b),(c)	-1*SOFR30A + 6.006%	2.3890	05/25/37	11,696
105,782	Fannie Mae REMICS Series 2007-92 SK(b),(c)	-1*SOFR30A + 6.336%	2.7190	09/25/37	8,726
116,861	Fannie Mae REMICS Series 2007-112 SA(b),(c)	-1*SOFR30A + 6.336%	2.7190	12/25/37	11,266
247,722	Fannie Mae REMICS Series 2009-101 MI(c)		6.0000	12/25/39	19,212
297,599	Fannie Mae REMICS Series 2009-113 XI(b),(c)		5.0000	01/25/40	39,357
323,036	Fannie Mae REMICS Series 2010-150 SP(b),(c)	-1*SOFR30A + 6.486%	2.8690	10/25/40	20,175
886,749	Fannie Mae REMICS Series 2011-149 MS(b),(c)	-1*SOFR30A + 5.886%	2.2690	11/25/41	32,195
90,922	Fannie Mae REMICS Series 2012-84 KI(b),(c)	SOFR30A + 6.000%	6.0000	08/25/42	13,472
119,871	Fannie Mae REMICS Series 2013-10 SJ(b),(c)	-1*SOFR30A + 6.036%	2.4190	02/25/43	10,418
312,993	Fannie Mae REMICS Series 2014-68 IB(c)		4.5000	02/25/43	30,392
12,262	Fannie Mae REMICS Series 2015-16 IN(c)		4.5000	09/25/43	59
913,773	Fannie Mae REMICS Series 2013-103 JS(b),(c)	-1*SOFR30A + 5.886%	2.2690	10/25/43	67,541
124,383	Fannie Mae REMICS Series 2015-22 BS(b),(c)	-1*SOFR30A + 6.036%	4.5980	04/25/45	10,783
5,571,196	Fannie Mae REMICS Series 2015-40 LT(b),(c)	-1*SOFR30A + 6.086%	0.0300	06/25/45	4,613
1,663,999	Fannie Mae REMICS Series 2015-34 HI(c)		6.0000	06/25/45	347,847
75,190	Fannie Mae REMICS Series 2017-78 KI(c)		3.5000	10/25/47	13,297
17,793	Fannie Mae REMICS Series 2018-37 CI(c)		4.0000	10/25/47	184
811,286	Fannie Mae REMICS Series 2017-97 SW(b),(c)	-1*SOFR30A + 6.086%	2.4690	12/25/47	75,260
261,439	Fannie Mae REMICS Series 2017-99 DI(c)		3.5000	12/25/47	33,561
140,224	Fannie Mae REMICS Series 2018-2 LI(c)		3.5000	12/25/47	12,896
233,051	Fannie Mae REMICS Series 2018-31 IO(c)		4.5000	12/25/47	43,876
867,974	Fannie Mae REMICS Series 2018-16 MI(c)		4.0000	03/25/48	174,053
161,439	Fannie Mae REMICS Series 2018-34 CI(c)		4.0000	05/25/48	27,194
201,830	Fannie Mae REMICS Series 2018-35 KI(c)		4.0000	05/25/48	34,153
817,293	Fannie Mae REMICS Series 2018-54 SA(b),(c)	-1*SOFR30A + 6.136%	2.5190	08/25/48	60,652
346,660	Fannie Mae REMICS Series 2018-74 MI(c)		4.5000	10/25/48	67,512
404,862	Fannie Mae REMICS Series 2019-44 IC(c)		3.5000	08/25/49	62,747

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3% (Continued)
191,150	Fannie Mae REMICS Series 2021-27 GI(c)		4.5000	05/25/51	$ 51,859
879,638	Fannie Mae REMICS Series 2020-10 S(b),(c)	-1*SOFR30A + 5.936%	2.3190	05/25/59	79,929
10,106	Freddie Mac REMICS Series 2433 SA(b)	-2.6*SOFR30A + 20.632%	11.2060	02/15/32	10,608
447,803	Freddie Mac REMICS Series 5112 IB(c)		6.5000	05/15/32	43,964
145,080	Freddie Mac REMICS Series 4394 BI(c)		5.5000	07/15/37	17,880
29,334	Freddie Mac REMICS Series 4419 EI(c)		6.0000	10/15/37	2,596
2,554,495	Freddie Mac REMICS Series 4669 TI(b),(c)	-1*SOFR30A + 5.986%	0.1000	09/15/40	4,900
72,243	Freddie Mac REMICS Series 3935 SH(b),(c)	-1*SOFR30A + 6.486%	2.8600	12/15/40	377
82,365	Freddie Mac REMICS Series 3772 SA(b)	-3*SOFR30A + 14.567%	3.6900	12/15/40	51,820
135,929	Freddie Mac REMICS Series 4076 SW(b),(c)	-1*SOFR30A + 5.936%	2.3100	07/15/42	10,805
102,250	Freddie Mac REMICS Series 4139 PO(e)		2.5300	08/15/42	68,177
183,823	Freddie Mac REMICS Series 4091 ES(b),(c)	-1*SOFR30A + 6.436%	2.8100	08/15/42	22,533
354,307	Freddie Mac REMICS Series 4197 IG(c)		4.0000	04/15/43	41,470
8,054,250	Freddie Mac REMICS Series 4765 SI(b),(c)		0.2030	08/15/44	66,017
248,931	Freddie Mac REMICS Series 4416 DS(b),(c)	-1*SOFR30A + 5.985%	2.3600	12/15/44	23,456
185,816	Freddie Mac REMICS Series 4480 IN(c)		4.0000	03/15/45	26,979
240,557	Freddie Mac REMICS Series 4473 AS(b),(c)	-1*SOFR30A + 5.486%	1.8600	05/15/45	13,903
91,987	Freddie Mac REMICS Series 4591 QI(c)		3.5000	04/15/46	16,510
635,858	Freddie Mac REMICS Series 4583 ST(b),(c)	-1*SOFR30A + 5.886%	2.2600	05/15/46	53,534
514,640	Freddie Mac REMICS Series 4699 NI(c)		4.0000	12/15/46	61,411
151,541	Freddie Mac REMICS Series 4792 AI(c)		4.0000	05/15/48	25,429
844,656	Freddie Mac REMICS Series 4827 BI(c)		4.5000	09/15/48	126,556
293,629	Freddie Mac REMICS Series 5093 NI(c)		4.0000	08/25/49	71,881
661,118	Freddie Mac REMICS Series 5022 IO(c)		3.0000	09/25/50	108,785
370,427	Freddie Mac REMICS Series 5023 MI(c)		3.0000	10/25/50	59,040
381,684	Freddie Mac REMICS Series 5086 IW(c)		3.0000	03/25/51	53,436
278,285	Freddie Mac REMICS Series 5082 HI(c)		3.0000	03/25/51	34,762
715,383	Freddie Mac REMICS Series 5086 HI(c)		4.5000	03/25/51	149,187
1,062,792	Freddie Mac REMICS Series 5174 NI(c)		3.5000	12/25/51	178,451
275,714	Freddie Mac REMICS Series 4291 MS(b),(c)	-1*SOFR30A + 5.786%	2.1600	01/15/54	22,758
18,201	Freddie Mac Strips Series 202 IO(c)		6.5000	04/01/29	1,145
382,085	Freddie Mac Strips Series 256 50(c)		5.0000	06/15/38	44,953
132,984	Freddie Mac Strips Series 303 181(b),(c)		4.7870	12/15/39	15,453

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3% (Continued)
139,383	Freddie Mac Strips Series 303 175(b),(c)		4.7750	12/15/40	$ 18,276
202,222	Freddie Mac Strips Series 303 141(b),(c)		3.9700	01/15/43	29,920
404,752	Freddie Mac Strips Series 324 C24(c)		5.0000	12/15/43	83,415
478,368	Freddie Mac Strips Series 365 C10(c)		3.5000	06/15/49	90,958
353,967	Government National Mortgage Association Series 2021-78 QI(c)		5.0000	05/20/34	13,259
1,695,931	Government National Mortgage Association Series 2009-87 IW(b),(c)	-1*TSFR1M + 6.736%	3.0660	07/20/34	24,475
4,084,176	Government National Mortgage Association Series 2014-94 JI(b),(c)	-1*TSFR1M + 6.586%	0.1500	09/16/34	12,861
525,711	Government National Mortgage Association Series 2007-26 SD(b),(c)	-1*TSFR1M + 6.686%	2.9800	05/16/37	42,962
3,231,677	Government National Mortgage Association Series 2017-60 SA(b),(c)	-1*TSFR1M + 6.576%	2.9060	10/20/37	55,649
913,555	Government National Mortgage Association Series 2008-60 SH(b),(c)	-1*TSFR1M + 6.036%	2.3300	07/16/38	4,142
623,836	Government National Mortgage Association Series 2017-88 IB(c)		5.5000	02/20/39	75,906
508,442	Government National Mortgage Association Series 2009-69 IV(c)		5.5000	08/20/39	59,686
1,664,494	Government National Mortgage Association Series 2010-29 SA(b),(c)	-1*TSFR1M + 6.436%	2.7660	10/20/39	155,326
84,767	Government National Mortgage Association Series 2013-90 AI(c)		3.5000	10/20/39	752
530,986	Government National Mortgage Association Series 2017-60 SU(b),(c)	-1*TSFR1M + 6.286%	2.5800	01/16/40	39,020
656,303	Government National Mortgage Association Series 2013-20 IM(c)		5.0000	04/20/40	93,589
937,664	Government National Mortgage Association Series 2017-160 TI(b),(c)		0.5000	06/20/40	13,599
814,759	Government National Mortgage Association Series 2010-133 SB(b),(c)	-1*TSFR1M + 5.906%	2.2000	10/16/40	79,463
131,511	Government National Mortgage Association Series 2019-22 HI(c)		5.0000	10/16/40	14,439
1,409,984	Government National Mortgage Association Series 2010-166 SA(b),(c)	-1*TSFR1M + 5.936%	2.2300	12/16/40	135,791
204,014	Government National Mortgage Association Series 2012-69 QI(c)		4.0000	03/16/41	19,031
103,365	Government National Mortgage Association Series 2011-68 EI(c)		6.0000	04/20/41	8,224
178,018	Government National Mortgage Association Series 2012-108 PS(b),(c)	-1*TSFR1M + 6.636%	2.9300	03/16/42	19,525
813,284	Government National Mortgage Association Series 2013-4 ID(c)		5.5000	05/16/42	139,338
110,663	Government National Mortgage Association Series 2012-149 GI(c)		5.0000	07/20/42	7,945
263,193	Government National Mortgage Association Series 2012-98 HS(b),(c)	-1*TSFR1M + 5.885%	2.2160	08/20/42	20,793
656,462	Government National Mortgage Association Series 2012-126 IO(c)		3.5000	10/20/42	88,337
351,023	Government National Mortgage Association Series 2012-140 IC(c)		3.5000	11/20/42	53,725
184,707	Government National Mortgage Association Series 2012-149 CS(b),(c)	-1*TSFR1M + 6.086%	2.4160	12/20/42	12,194
57,985	Government National Mortgage Association Series 2013-5 BI(c)		3.5000	01/20/43	8,958
270,424	Government National Mortgage Association Series 2013-20 KI(c)		5.0000	01/20/43	45,608
679,084	Government National Mortgage Association Series 2013-144 AS(b),(c)	-1*TSFR1M + 6.636%	2.9660	03/20/43	8,271
299,167	Government National Mortgage Association Series 2013-82 IG(c)		3.5000	05/20/43	48,187
410,843	Government National Mortgage Association Series 2019-22 EI(b),(c)		1.0000	07/20/43	8,246

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3% (Continued)
231,475	Government National Mortgage Association Series 2013-189 PS(b),(c)	-1*TSFR1M + 6.036%	2.3660	07/20/43	$ 16,918
58,243	Government National Mortgage Association Series 2013-103 DS(b),(c)	-1*TSFR1M + 6.036%	2.3660	07/20/43	5,660
536,460	Government National Mortgage Association Series 2013-122 SB(b),(c)	-1*TSFR1M + 5.986%	2.2800	08/16/43	46,249
7,007,653	Government National Mortgage Association Series 2019-21 SI(b),(c)		0.2670	10/20/43	31,695
140,749	Government National Mortgage Association Series 2014-132 SL(b),(c)	-1*TSFR1M + 5.986%	2.3160	10/20/43	4,893
119,923	Government National Mortgage Association Series 2013-181 SA(b),(c)	-1*TSFR1M + 5.986%	2.3160	11/20/43	9,944
241,622	Government National Mortgage Association Series 2014-91 SB(b),(c)	-1*TSFR1M + 5.486%	1.7800	06/16/44	13,124
80,658	Government National Mortgage Association Series 2014-133 BS(b),(c)	-1*TSFR1M + 5.486%	1.8160	09/20/44	5,021
413,563	Government National Mortgage Association Series 2019-22 SA(b),(c)	-1*TSFR1M + 5.486%	1.8160	02/20/45	26,215
70,251	Government National Mortgage Association Series 2017-99 DI(c)		4.0000	07/20/45	2,040
273,920	Government National Mortgage Association Series 2017-112 KI(c)		4.5000	08/20/45	20,369
411,531	Government National Mortgage Association Series 2016-163 KI(c)		6.0000	08/20/45	21,691
216,096	Government National Mortgage Association Series 2017-130 LI(c)		4.5000	10/16/45	14,180
1,640,119	Government National Mortgage Association Series 2019-22 CI(b),(c)	-5*TSFR1M + 30.678%	1.0000	10/20/45	72,667
233,265	Government National Mortgage Association Series 2015-179 GS(b),(c)	-1*TSFR1M + 6.636%	2.9660	12/20/45	29,754
84,068	Government National Mortgage Association Series 2016-54 PI(c)		3.0000	04/20/46	7,581
235,057	Government National Mortgage Association Series 2016-46 IO(c)		3.5000	04/20/46	35,145
54,051	Government National Mortgage Association Series 2017-101 ID(c)		4.5000	04/20/46	3,210
147,495	Government National Mortgage Association Series 2016-81 IO(c)		4.0000	06/20/46	30,067
739,299	Government National Mortgage Association Series 2016-121 JS(b),(c)	-1*TSFR1M + 5.986%	2.3160	09/20/46	78,402
263,393	Government National Mortgage Association Series 2016-116 IJ(c)		3.5000	09/20/46	40,183
96,188	Government National Mortgage Association Series 2019-11 MI(c)		5.0000	11/20/46	4,561
135,798	Government National Mortgage Association Series 2017-114 CI(c)		3.5000	03/20/47	12,925
10,145	Government National Mortgage Association Series 2017-141 ID(c)		3.5000	07/20/47	1,351
233,373	Government National Mortgage Association Series 2018-18 BI(c)		4.0000	11/20/47	17,500
667,325	Government National Mortgage Association Series 2017-179 KS(b),(c)	-1*TSFR1M + 6.086%	2.4160	12/20/47	72,084
107,744	Government National Mortgage Association Series 2017-179 WI(c)		5.0000	12/20/47	25,366
260,173	Government National Mortgage Association Series 2018-1 IP(c)		3.5000	01/20/48	25,815
14,837,123	Government National Mortgage Association Series 2020-86 TK(b),(c)	-1*TSFR1M + 6.086%	0.1500	08/20/48	73,137
134,237	Government National Mortgage Association Series 2018-120 JI(c)		5.5000	09/20/48	19,139
195,584	Government National Mortgage Association Series 2018-154 IT(c)		5.5000	10/20/48	35,348
386,459	Government National Mortgage Association Series 2019-6 SA(b),(c)	-1*TSFR1M + 5.936%	2.2660	01/20/49	34,671
174,250	Government National Mortgage Association Series 2019-18 CS(b),(c)	-1*TSFR1M + 5.936%	2.2660	02/20/49	11,442
788,297	Government National Mortgage Association Series 2020-47 MI(c)		3.5000	04/20/50	153,329

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3% (Continued)
347,036	Government National Mortgage Association Series 2020-127 IN(c)		2.5000	08/20/50	$ 48,896
517,104	Government National Mortgage Association Series 2020-167 NS(b),(c)	-1*TSFR1M + 6.186%	2.5160	11/20/50	59,156
1,163,684	Government National Mortgage Association Series 2019-H16 CI(b),(c)		1.9580	10/20/69	44,991
					6,398,645
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,098,056)				6,398,645

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3%
	ASSET MANAGEMENT — 2.9%
925,000	Ares Capital Corporation		5.5000	09/01/30	907,548
1,335,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	1,292,624
275,000	FS KKR Capital Corporation		2.6250	01/15/27	270,625
750,000	FS KKR Capital Corporation		3.1250	10/12/28	704,875
1,405,000	Icahn Enterprises, L.P. / Icahn Enterprises		4.3750	02/01/29	1,224,490
					4,400,162
	AUTOMOTIVE — 10.2%
375,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	374,871
500,000	Ford Motor Credit Company, LLC		5.8000	03/05/27	502,582
700,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	700,387
313,000	Ford Motor Credit Company, LLC		4.1250	08/17/27	310,611
500,000	Ford Motor Credit Company, LLC		3.8150	11/02/27	492,445
525,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	528,209
250,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	251,103
1,670,000	Ford Motor Credit Company, LLC		6.1250	03/08/34	1,662,219
1,000,000	Ford Motor Credit Company, LLC		6.2000	06/20/34	984,216
2,425,000	General Motors Financial Company, Inc.(b)	H15T5Y + 4.997%	5.7000	Perpetual	2,397,246
938,000	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	934,836
1,288,000	Nissan Motor Acceptance Company, LLC(a)		5.3000	09/13/27	1,280,628
945,000	Nissan Motor Acceptance Company, LLC(a)		2.7500	03/09/28	901,649
490,000	Nissan Motor Acceptance Company, LLC(a)		2.4500	09/15/28	455,279
3,675,000	Nissan Motor Acceptance Company, LLC(a)		6.1250	09/30/30	3,591,910
					15,368,191

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	BANKING — 14.5%
1,040,000	Bank of America Corporation(b)	H15T5Y + 2.760%	4.3750	Perpetual	$ 1,034,117
1,755,000	Bank of Nova Scotia (The)(b)	H15T5Y + 2.613%	3.6250	10/27/81	1,733,320
1,700,000	BNP Paribas S.A.(a),(b)	H15T5Y + 4.899%	7.7500	Perpetual	1,774,302
1,150,000	BNP Paribas S.A.(a),(b)	H15T5Y + 2.944%	4.5000	Perpetual	1,070,961
2,780,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	2,765,668
253,000	Citigroup, Inc.(b)	H15T5Y + 3.211%	7.6250	Perpetual	262,764
2,258,000	Citigroup, Inc. Series Y(b)	H15T5Y + 3.000%	4.1500	Perpetual	2,255,723
1,035,000	Citizens Financial Group, Inc.(b)	H15T5Y + 3.215%	4.0000	Perpetual	1,036,886
1,000,000	Credit Agricole S.A.(a),(b)	H15T5Y + 3.237%	4.7500	Perpetual	972,931
1,750,000	Credit Agricole S.A.(b)	H15T5Y + 3.237%	4.7500	Perpetual	1,702,629
1,000,000	Deutsche Bank A.G.(b)	USISOA05 + 4.358%	8.1300	Perpetual	1,054,019
1,648,000	KeyCorporation(b)	TSFR3M + 3.606%	5.0000	Perpetual	1,643,339
1,355,000	M&T Bank Corporation(b)	H15T5Y + 2.679%	3.5000	Perpetual	1,352,819
1,000,000	PNC Financial Services Group, Inc. (The)(b)	H15T5Y + 2.595%	3.4000	Perpetual	996,558
479,000	Royal Bank of Canada(b)	SOFRRATE + 7.450%	5.9250	02/28/39	468,821
1,000,000	Societe Generale S.A.(b)	H15T5Y + 4.514%	5.3750	Perpetual	952,263
732,000	US Bancorp(b)	SOFR + 2.914%	5.3000	Perpetual	730,625
					21,807,745
	BIOTECH & PHARMA — 1.7%
989,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	986,047
1,600,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	1,598,224
					2,584,271
	COMMERCIAL SUPPORT SERVICES — 0.7%
975,000	Aramark Services, Inc.(a)		5.0000	02/01/28	972,395

	ELECTRIC UTILITIES — 7.4%
1,877,000	American Electric Power Company, Inc.(b)	H15T5Y + 2.675%	3.8750	02/15/62	1,861,716
1,185,000	CenterPoint Energy, Inc.(b)	H15T5Y + 3.254%	7.0000	02/15/55	1,222,600
1,000,000	CMS Energy Corporation(b)	H15T5Y + 4.116%	4.7500	06/01/50	973,305
1,305,000	Duke Energy Corporation(b)	H15T5Y + 2.321%	3.2500	01/15/82	1,290,056
3,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	Perpetual	3,475,332
1,105,000	Sempra(b)	H15T5Y + 2.868%	4.1250	04/01/52	1,097,471

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	ELECTRIC UTILITIES — 7.4% (Continued)
1,250,000	Southern Company (The)(b)	H15T5Y + 2.915%	3.7500	09/15/51	$ 1,248,466
					11,168,946
	ENTERTAINMENT CONTENT — 0.3%
425,000	Univision Communications, Inc.(a)		4.5000	05/01/29	402,641

	HEALTH CARE FACILITIES & SERVICES — 0.3%
512,000	Charles River Laboratories International, Inc.(a)		4.2500	05/01/28	503,872

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
500,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 2.297%	6.3000	Perpetual	509,487

	INSURANCE — 0.2%
250,000	Athene Global Funding(a)		2.9500	11/12/26	248,938

	LEISURE FACILITIES & SERVICES — 3.5%
828,000	Boyd Gaming Corporation		4.7500	12/01/27	823,649
675,000	International Game Technology plc(a)		5.2500	01/15/29	667,613
850,000	Light & Wonder International, Inc.(a)		7.5000	09/01/31	876,218
450,000	NCL Corporation Ltd.(a)		5.8750	01/15/31	430,321
1,200,000	Penn Entertainment, Inc.(a)		6.7500	04/01/31	1,204,996
778,000	Scientific Games International, Inc.(a)		7.2500	11/15/29	791,500
425,000	Station Casinos, LLC(a)		4.6250	12/01/31	400,047
					5,194,344
	OIL & GAS PRODUCERS — 1.6%
976,000	Enbridge, Inc.(b)	TSFR3M + 3.641%	6.2500	03/01/78	981,131
1,444,000	Energy Transfer, L.P.(b)	TRFR3M + 4.155%	6.6250	Perpetual	1,449,772
					2,430,903
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		5.7500	02/01/27	501,309

	SPECIALTY FINANCE — 6.7%
2,577,000	Air Lease Corporation(b)	H15T5Y + 4.076%	8.2560	Perpetual	2,595,673
1,155,000	Air Lease Corporation(b)	H15T5Y + 3.149%	4.1250	Perpeutal	1,143,487
250,000	Ally Financial, Inc.		6.0000	07/15/29	251,814

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	SPECIALTY FINANCE — 6.7% (Contiued)
2,438,000	Ally Financial, Inc.(b)	H15T7Y + 3.481%	4.7000	Perpetual	$ 2,357,094
250,000	American Express Company(b)	H15T5Y + 2.854%	3.5500	Perpeutal	249,572
1,363,000	Capital One Financial Corporation(b)	H15T5Y + 3.157%	3.9500	Perpetual	1,362,727
750,000	Capital One Financial Corporation(b)	TSFR3M + 3.338%	5.5000	Perpeutal	746,366
1,000,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.4800	12/21/65	839,239
165,000	OneMain Finance Corporation		3.5000	01/15/27	163,791
350,000	OneMain Finance Corporation		5.3750	11/15/29	342,196
					10,051,959
	TRANSPORTATION & LOGISTICS — 1.7%
1,425,000	Air Canada(a)		3.8750	08/15/26	1,426,605
924,490	American Airlines 2016-2 Class A Pass Through		3.6500	06/15/28	894,292
250,000	American Airlines 2025-1 Class B Pass Through		5.6500	11/11/34	244,348
					2,565,245
	TOTAL CORPORATE BONDS (Cost $77,864,337)				78,710,408

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 6.2%
	BANKING — 2.5%
3,704,000	First Citizens BancShares, Inc.(a), (b)	TSFR3M + 4.234%	7.8980	Perpetual	3,723,355

	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
1,607,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y + 2.915%	3.6500	Perpetual	1,605,887

	OIL & GAS PRODUCERS — 2.6%
3,986,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	Perpetual	3,987,115

	TOTAL PREFERRED STOCK (Cost $9,236,033)				9,316,357

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 15.2%
	ADVERTISING & MARKETING — 0.3%
500,000	Outfront Media Capital, LLC(b)	TSFR1M + 1.750%	5.4900	09/24/32	501,040

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 15.2% (Continued)
	COMMERCIAL SUPPORT SERVICES — 1.8%
2,270,446	Aramark Services, Inc.(b)	TSFR1M + 1.750%	5.4810	04/06/28	$ 2,276,122
497,481	Garda World Security Corporation(b)	TSFR1M + 2.750%	6.5130	02/01/29	498,103
					2,774,225
	CONTAINERS & PACKAGING — 0.7%
997,500	Graham Packaging Company, Inc.(b)	TSFR1M + 2.250%	5.9810	01/14/33	998,941

	ENGINEERING & CONSTRUCTION — 1.0%
1,250,000	Asplundh Tree Expert, LLC(b)	TSFR1M + 1.750%	5.4960	09/07/27	1,249,831
250,000	Asplundh Tree Expert, LLC(b)	TSFR1M + 1.750%	5.4810	05/14/33	249,966
					1,499,797
	LEISURE FACILITIES & SERVICES — 6.2%
935,550	Restaurant Brandsb)	TSFR1M + 1.750%	5.4810	09/23/30	936,916
3,654,960	Caesars Entertainment, Inc.(b)	TSFR1M + 2.750%	5.9810	02/06/31	3,492,003
980,731	Light & Wonder International, Inc.(b)	TSFR1M + 2.000%	5.6670	04/16/29	983,183
1,741,049	Penn Entertainment, Inc.(b)	TSFR1M + 2.000%	5.7310	05/21/33	1,738,481
987,406	Six Flags Entertainment Corporation(b)	TSFR1M + 2.000%	5.7310	05/01/31	981,234
1,250,000	Station Casinos, LLC(b)	TSFR1M + 2.000%	5.6700	03/14/31	1,252,900
					9,384,717
	RETAIL - DISCRETIONARY — 1.3%
1,922,949	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	6.9810	01/16/32	1,934,449

	SEMICONDUCTORS — 0.2%
355,252	MKS, Inc.(b)	TSFR1M + 1.750%	5.4170	01/28/33	355,622

	TRANSPORTATION & LOGISTICS — 3.7%
1,881,847	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	5.9790	04/20/28	1,883,860
1,955,026	Air Canada(b)	TSFR1M + 1.750%	5.5730	03/21/31	1,954,723
1,640,628	United Airlines, Inc.(b)	TSFR1M + 1.750%	5.4810	02/24/31	1,638,750
					5,477,333
	TOTAL TERM LOANS (Cost $23,085,909)				22,926,124

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.7%
	U.S. TREASURY BILLS — 4.7%
7,200,000	United States Treasury Bill(e)		3.7000	11/12/26	$ 7,124,852

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,124,398)				7,124,852

	TOTAL INVESTMENTS - 98.5% (Cost $155,385,436)				$ 148,388,220
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%				2,291,900
	NET ASSETS - 100.0%				$ 150,680,120

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
40	CBOT 10 Year US Treasury Note	Interactive Broker	09/22/2026	$ 4,320,000	$ (35,281)
30	CBOT 5 Year US Treasury Note	Interactive Broker	10/01/2026	3,179,297	(19,172)
50	CBOT US Treasure Bond Futures	Interactive Broker	09/22/2026	5,415,625	(95,625)
	TOTAL FUTURES CONTRACTS				$ (150,078)

A.G.	- Aktiengesellschsft
CBOT	- Chicago Board of Trade
CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
SOFR	United States SOFR Secured Overnight Financing Index
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month
USISOA05	5-Year Published USD SOFR Spread-Adjusted ICE Swap Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $48,033,930 or 31.9% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Interest only securities.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2026.
(e)	Zero coupon bond.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.